Restructuring and Related Activities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring Charges	$ 0	$ 1,398	$ 0	$ 1,398
Restructuring Reserve	$ 0		$ 0		$ 1,000